Intangible Assets - Product Development - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 905
Impairment	(19)
Ending Balance	894	£ 905
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,514	2,275
Exchange differences		(48)
Additions	287	323
Disposals and retirements	(92)	(31)
Disposal of subsidiary	(9)	0
Transfers	(2)	(5)
Ending Balance	2,698	2,514
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,609)	(1,405)
Exchange differences	(3)	45
Disposals and retirements	92	31
Disposal of subsidiary	3
Transfers	(8)
Charge for the year	(260)	(280)
Impairment	(19)
Ending Balance	£ (1,804)	£ (1,609)